Offerings - Offering: 1	Jul. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	57,500,000
Proposed Maximum Offering Price per Unit	16.50
Maximum Aggregate Offering Price	$ 948,750,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 145,253.63
Offering Note	(1) These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Mobileye Global Inc.'s Registration Statement on Form S-3ASR (File No. 333-277937), which was filed on March 14, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (2) Represents shares of Class A Common Stock that may be offered and sold by the selling stockholder named in this prospectus supplement and includes 7,500,000 shares of Class A common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the selling stockholder named in this prospectus supplement.